INCOME TAXES (Details 4) - Unrecognized deductible temporary differences [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Tax losses carried forward - Canada	$ 20,272	$ 18,435
Tax losses carried forward - Mexico	0	29,845
Share issue costs	2,841	922
Plant, equipment and mining properties	96	563
Exploration and evaluation assets	(7,022)	1,070
Investments	(311)	2,237
Unrecognized deductible temporary differences	$ 15,876	$ 53,072